Segment information	12 Months Ended
Dec. 31, 2021
Disclosure Of The Entity's Operating Segments [Abstract]
Segment information	Segment informationThe Group has only one business segment: biopharmaceuticals. The Group is managed and operated as one business unit, which is reflected in the organizational and internal reporting structure.The Group currently operates in Switzerland, Canada and the United States. The Group’s non-current assets not classified as a financial asset amounted to USD 23,601 thousand (2020: USD 1,188 thousand) (2019: USD 1,320 thousand), USD 0 thousand (2020: USD 21,758 thousand) (2019: USD 21,329 thousand)and USD 2,788 thousand (2020: none) (2019: none) and are located in Switzerland, Canada and in the United States, respectively.